Income taxes - Total income tax benefit (expense) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax (expense):
U.S. Federal					$ (0.9)	$ 2.1	$ (0.1)
State					(2.0)	(1.7)	(1.5)
Non-U.S					(3.6)	(11.4)	(9.6)
Total current tax (expense)					(6.5)	(11.0)	(11.2)
Deferred tax (expense) benefit:
U.S. Federal					(10.7)	16.0	(21.4)
Non-U.S					(9.2)	2.3	(14.5)
Total deferred tax (expense) benefit					(19.9)	18.3	(35.9)
Income Tax Expense (Benefit), Total	$ 6.9	$ 12.8	$ (55.4)	$ 11.3	$ (26.4)	$ 7.3	$ (47.1)